Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 83,705,578	$ 615,014,915
Other financial liabilities, Non-current	2,373,962,103	1,904,512,941
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	61,229,866	542,220,313
Other financial liabilities, Non-current	2,368,746,913	1,897,563,167
Interest-Bearing Borrowings [Member] | Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	4,703,403	135,217,631
Other financial liabilities, Non-current	911,005,580	564,865,280
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Three Month [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	929,099	295,446
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3,774,304	134,922,185
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	191,773,447
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,769,899	153,057,439
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	57,335,950	32,548,640
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	58,978,660	33,094,962
Interest-Bearing Borrowings [Member] | Bank Loans [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	547,147,624	346,164,239
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	4,012,112	2,709,891
Other financial liabilities, Non-current	$ 761,536,580	$ 433,297,280
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.40%	4.89%
Nominal Interest Rate	5.02%	4.89%
Other financial liabilities, Current	$ 4,012,112	$ 2,709,891
Other financial liabilities, Non-current	761,536,580	433,297,280
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	925,082
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3,087,030	2,709,891
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,304,447
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	55,769,899	21,489,439
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	57,335,950	32,548,640
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	58,978,660	33,094,962
Interest-Bearing Borrowings [Member] | Secured Bank Loans [Member] | Chile [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	547,147,624	346,164,239
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	691,291	132,507,740
Other financial liabilities, Non-current	$ 149,469,000	$ 131,568,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.24%	5.13%
Nominal Interest Rate	2.24%	5.13%
Other financial liabilities, Current	$ 691,288	$ 132,507,577
Other financial liabilities, Non-current	$ 149,469,000	$ 131,568,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	3.05%
Nominal Interest Rate	6.00%	3.05%
Other financial liabilities, Current	$ 3	$ 163
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	4,014	295,283
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Three Month [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	3	163
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	687,274	132,212,294
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 149,469,000
Interest-Bearing Borrowings [Member] | Unsecured bank loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 131,568,000